Balance Sheets - Broad Capital Acquisition Corp [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash	$ 15,282	$ 391,924
Prepaid expenses	29,091
Total Current Assets	44,373	391,924
Cash and Marketable Securities held in trust account	50,772,949	104,162,029
Total Assets	50,817,322	104,553,953
Current liabilities
Accrued expenses	1,253,332	648,885
Accounts payable	733,800	200,028
Franchise tax payable	42,759	195,138
Income tax payable	634,874	285,662
Extension loans	2,903,628
Working capital loan	754,748
Excise tax liability	584,031
Total Current Liabilities	6,907,172	1,329,713
Deferred underwriter commission	3,555,674	3,555,674
Total Liabilities	10,462,846	4,885,387
Commitments and Contingencies
Common Stock subject to possible redemption; 4,522,582 shares (at $11.08 per share) as of December 31, 2023 and 10,159,069 shares (at $10.23 per share) as of December 31, 2022	50,095,136	103,962,029
Stockholders’ Deficit
Preference Shares, $0.000001 par value; 1,000,000 shares authorized; none issued and outstanding at December 31, 2023 and December 31, 2022
Common Stock, $0.000001 par value, 100,000,000 shares authorized; 2,990,897 issued and outstanding (excluding 4,522,582 shares and 10,159,069 shares subject to possible redemption on December 31, 2023 and December 31, 2022 respectively	3	3
Additional paid-in capital
Accumulated deficit	(9,740,663)	(4,293,466)
Total Stockholders’ Deficit	(9,740,660)	(4,293,463)
Total Liabilities and Stockholders’ Deficit	$ 50,817,322	$ 104,553,953